Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year	$ 1,184
Year 1	1,510	$ 1,590
Year 2	1,498	1,510
Year 3	1,498	1,498
Year 4	1,454	1,498
Year 4 thereafter	5,969
Year 5		1,454
Year 5 thereafter		5,969
Total	$ 13,113	$ 13,519	$ 15,211